Income Taxes Paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Income Taxes Paid [Line Items]
Income Tax Paid, Federal, after Refund Received	$ 194,863
Income Tax Paid, State and Local, after Refund Received	170
Income Tax Paid, Foreign, after Refund Received	3,658
Income Taxes Paid, Net	$ 198,691	[1]	$ 363,208	$ 67,203

[1]	See Note 13 for additional information regarding the income taxes paid (refunded), net amount by jurisdiction for the year ended December 31, 2025.